Notes to the consolidated balance sheet - Financial debt (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Notes to the consolidated balance sheet
Bank borrowings	€ 28,245	€ 29,689
Derivatives	8,253	9,876
Other loans and similar borrowings	1,958	316
Lease liabilities	4,932	4,510
Total debt	€ 43,388	€ 44,390